RESTRICTED NET ASSETS (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Receivables [Abstract]
Statutory reserve	$ 826,385	¥ 5,883,035	¥ 3,267,815
Net assets	$ 8,214,635	¥ 58,479,990	¥ 55,864,770